Employee Benefit Plans (Net Periodic Costs (Components of Net Periodic Benefit Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial gain/(loss)	$ (8)	$ (5)	$ (47)
Qualified Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	115	116	160
Interest cost	186	171	179
Expected return on plan assets	(288)	(306)	(285)
Amortization of prior service cost/(credit)	4	1	(3)
Amortization of actuarial (gain)/loss	4		43
Net periodic cost (benefit)	21	(18)	94
Current year prior service cost/(credit)	21		17
Amortization of prior service (cost)/credit	(4)	(1)	3
Current year actuarial loss/(gain)	(193)	75	(264)
Amortization of actuarial gain/(loss)	(4)		(43)
Total recognized in OCI	(180)	74	(287)
Total amounts recognized in net periodic cost and OCI	(159)	56	(193)
Nonqualified Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	3
Interest cost	10	9	10
Amortization of actuarial (gain)/loss	4	5	4
Net periodic cost (benefit)	17	17	17
Current year actuarial loss/(gain)	25	(16)	7
Amortization of actuarial gain/(loss)	(4)	(5)	(4)
Total recognized in OCI	21	(21)	3
Total amounts recognized in net periodic cost and OCI	38	(4)	20
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	5	5
Interest cost	13	12	14
Expected return on plan assets	(5)	(6)	(5)
Amortization of prior service cost/(credit)			(1)
Net periodic cost (benefit)	12	11	13
Current year prior service cost/(credit)			2
Amortization of prior service (cost)/credit			1
Current year actuarial loss/(gain)	9	(25)	(22)
Total recognized in OCI	9	(25)	(19)
Total amounts recognized in net periodic cost and OCI	$ 21	$ (14)	$ (6)